Related Parties - Disclosure of Related Party Transactions by Financial Statement Line Item (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	May 18, 2015	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Management services as payment percentage applied to underground development capital costs	1.50%
Management services as payment percentage applied to operating costs and capital related to current operations	3.00%
Wholly Owned Subsidiaries of Rio Tinto [member]
Disclosure of transactions between related parties [line items]
Cash equivalents		$ 0.0
Fee payable equal to amount drawn under facility percentage		2.50%
Annual completion support fee percentage		2.50%
Wholly Owned Subsidiaries of Rio Tinto [member] | 9539549 Canada Inc [member]
Disclosure of transactions between related parties [line items]
Receivable from subsidiaries		$ 0.0	$ 511.3
Interest rate adjustment to basis		2.45%
Interest rate basis		LIBOR
Wholly Owned Subsidiaries of Rio Tinto [member] | 9539549 Canada Inc [member] | Interest receivable [member]
Disclosure of transactions between related parties [line items]
Interest rate adjustment to basis		0.05%
Wholly Owned Subsidiaries of Rio Tinto [member] | 9539549 Canada Inc [member] | Cash management services agreement [member]
Disclosure of transactions between related parties [line items]
Interest rate adjustment to basis		2.50%